May 24, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	NEOS ETF Trust; File No. 333-[ ]

Dear Sir/Madam:

On behalf of NEOS ETF Trust (the “Trust”), a registered investment company, we hereby submit, via electronic filing, a prospectus/proxy statement that is being filed under the Securities Act of 1933, as amended, on Form N-14 (the “N-14”). The N-14 is being filed in connection with the planned reorganization of the WSTCM Credit Select Risk-Managed Fund, a series of WST Investment Trust, into the NEOS Enhanced Income Credit Select ETF, a series of the Trust.

The Trust hereby agrees to file a 497 within a reasonable time after the Commission declares the N-14 effective for the purpose of inserting certain dates and other items that are incomplete in the N-14.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench